Annual Total Returns- Transamerica Emerging Markets Debt (Retail Class) [BarChart] - Retail Class - Transamerica Emerging Markets Debt - A	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	26.11%	(5.25%)	1.91%	(4.35%)	12.74%	12.40%	(7.00%)	12.89%	6.70%